SHARE-BASED AWARDS (Schedule of Share-Based Compensation Expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	¥ 11,139	$ 1,620	¥ 11,641	$ 8,400
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	9,173	1,334	10,099	7,573
Selling Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	¥ 1,966	$ 286	¥ 1,542	$ 827